Stockholders' Equity (Details) - Schedule of Warrant - Warrant [Member]	12 Months Ended
May 31, 2022 $ / shares shares
Class of Warrant or Right [Line Items]
Warrants Outstanding | shares	1,140,956,904
Weighted Average Exercise Price Outstanding | $ / shares	$ 0.002
Warrants Exercisable | shares	1,140,956,904
Weighted Average Exercise Price Exercisable | $ / shares	$ 0.002
Warrants Cancelled | shares	(1,140,956,904)
Weighted Average Exercise Price Cancelled | $ / shares
Warrants Outstanding | shares
Weighted Average Exercise Price Outstanding | $ / shares